Property, Plant and Equipment Property, Plant and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consists of the following as of December 31:

	2014	2013	Range of Useful Lives (in years)
	(millions)
Power-generation assets(a)	$2,555	$1,714	5-30
Land improvements and buildings	103	81	25-30
Land	8	8
Other depreciable assets	79	46	3-30
Property, plant and equipment, gross	2,745	1,849
Accumulated depreciation	(166)	(91)
Property, plant and equipment - net	$2,579	$1,758
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(a)	Approximately 99% of power generation assets represent machinery and equipment used to generate electricity with a 30-year depreciable life.

Depreciation expense for the years ended 2014, 2013 and 2012 was approximately $77 million, $39 million and $24 million, respectively. Total net long-lived assets held by operations outside the U.S. amounted to approximately $692 million and $626 million, respectively, as of December 31, 2014 and 2013.